Profit Before Income Tax - Summary of Finance Costs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Analysis of income and expense [abstract]
Interest on lease liabilities	$ 88,742	$ 2,967
Total interest expense for financial liabilities measured at amortized cost	4,211,541	140,807	$ 3,597,932	$ 2,016,298
Less: Amounts included in the cost of qualifying assets
Inventories related to real estate business	(35,713)	(1,194)	(11,648)	(190,137)
Property, plant and equipment	(77,715)	(2,598)	(50,309)	(51,262)
Investment properties			(89)	(13)
Interest expense	4,186,855	139,982	3,535,886	1,774,886
Other finance costs	16,540	553	32,355	24,608
Finance costs	$ 4,203,395	$ 140,535	$ 3,568,241	$ 1,799,494